Supplementary Financial Information (Fair Value of Debt) (Detail) - USD ($) $ in Millions	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Successor | Vistra Operations Credit Facility [Member] | Reported Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Instrument, Fair Value Disclosure	$ 4,484	$ 4,515
Successor | Vistra Operations Credit Facility [Member] | Level 2 [Member] | Total [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Instrument, Fair Value Disclosure	4,484	4,552
Successor | Long-Term Debt, Including Amounts Due Currently [Member] | Reported Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Instrument, Fair Value Disclosure	30	36
Successor | Long-Term Debt, Including Amounts Due Currently [Member] | Level 2 [Member] | Total [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Instrument, Fair Value Disclosure	27	32
Successor | Mandatorily Redeemable Preferred Stock [Member] | Reported Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Instrument, Fair Value Disclosure	70	70
Successor | Mandatorily Redeemable Preferred Stock [Member] | Level 2 [Member] | Reported Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Instrument, Fair Value Disclosure	$ 70	70
Successor | Mandatorily Redeemable Preferred Stock [Member] | Level 2 [Member] | Total [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Instrument, Fair Value Disclosure		70
Successor | Debtor-In-Possession Facility [Member] | Reported Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Instrument, Fair Value Disclosure		0
Successor | Debtor-In-Possession Facility [Member] | Level 2 [Member] | Total [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Instrument, Fair Value Disclosure		$ 0
Predecessor | Vistra Operations Credit Facility [Member] | Reported Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Instrument, Fair Value Disclosure			$ 0
Predecessor | Vistra Operations Credit Facility [Member] | Level 2 [Member] | Total [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Instrument, Fair Value Disclosure			0
Predecessor | Long-Term Debt, Including Amounts Due Currently [Member] | Reported Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Instrument, Fair Value Disclosure			14
Predecessor | Long-Term Debt, Including Amounts Due Currently [Member] | Level 2 [Member] | Total [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Instrument, Fair Value Disclosure			15
Predecessor | Mandatorily Redeemable Preferred Stock [Member] | Reported Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Instrument, Fair Value Disclosure			0
Predecessor | Mandatorily Redeemable Preferred Stock [Member] | Level 2 [Member] | Total [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Instrument, Fair Value Disclosure			0
Predecessor | Debtor-In-Possession Facility [Member] | Reported Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Instrument, Fair Value Disclosure			1,425
Predecessor | Debtor-In-Possession Facility [Member] | Level 2 [Member] | Total [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Instrument, Fair Value Disclosure			$ 1,411